FINANCIAL REPORTING BY SEGMENT (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2025 CLP ($) segment	Dec. 31, 2024 CLP ($)	Dec. 31, 2023 CLP ($)
Operating segment
Number of operating segments | segment	4
Net sales	$ 3,344,835,851	$ 3,224,233,005	$ 2,618,437,052
Cost of sales	(2,037,679,124)	(1,945,363,408)	(1,601,997,255)
Distribution expenses	(296,664,592)	(289,987,008)	(227,807,179)
Administrative expenses	(555,125,622)	(561,801,213)	(431,295,515)
Financial income	18,439,612	28,959,918	31,396,167
Financial costs	(68,218,413)	(70,413,883)	(65,288,352)
Share of entity in income of associates accounted for using the equity method, total	2,913,896	997,644	2,716,169
Income tax expense	(110,156,927)	(133,392,646)	(85,994,307)
Oher income (expenses)	(27,867,266)	(18,588,284)	(65,655,293)
Net income	270,477,415	234,644,125	174,511,487
Depreciation and amortization	159,241,493	151,110,933	112,771,324
Current assets	1,033,052,781	1,013,195,740	981,771,027
Non-current assets	2,387,352,637	2,277,908,533	1,939,749,862
Segment assets, total	3,420,405,418	3,291,104,273	2,921,520,889
Carrying amount in associates accounted for using the equity method, total	87,087,871	85,192,710	91,799,267
Purchase of property, plant and equipment	277,822,215	291,541,611	192,707,498
Segment disbursements of non-monetary/non-cash assets		291,541,611	192,707,498
Current liabilities	730,412,517	906,143,994	692,871,296
Non-current liabilities	1,493,439,053	1,370,563,259	1,307,664,179
Segment liabilities, total	2,223,851,570	2,276,707,253	2,000,535,475
Cash flows from (used in) operating activities	461,127,402	357,241,911	366,830,236
Cash flows from (used in) investing activities	(248,575,357)	(289,852,631)	(158,288,878)
Cash flows from (used in) financing activities	(162,412,211)	(119,758,176)	(187,126,798)
Geography Eliminations
Operating segment
Net sales	(9,330,969)	(10,975,181)	(3,098,177)
Cost of sales	9,605,969	11,305,181	3,428,177
Net income	275,000	330,000	330,000
Depreciation and amortization	(275,000)	(330,000)	(330,000)
Chile operation | Operating segments
Operating segment
Net sales	1,319,136,024	1,245,017,869	1,191,974,011
Cost of sales	(871,161,843)	(824,059,469)	(785,163,742)
Distribution expenses	(105,586,109)	(101,148,705)	(98,940,612)
Administrative expenses	(215,872,575)	(200,770,283)	(185,062,364)
Financial income	4,911,713	10,879,956	12,892,543
Financial costs	(36,486,570)	(32,598,203)	(31,413,255)
Share of entity in income of associates accounted for using the equity method, total	(881,145)	(2,298,261)	320,225
Income tax expense	(35,346,977)	(42,534,666)	(27,867,269)
Oher income (expenses)	(22,054,781)	(26,486,958)	(40,422,909)
Net income	36,657,737	26,001,280	36,316,628
Depreciation and amortization	59,720,407	51,077,980	44,930,478
Current assets	560,362,117	528,419,153	537,875,316
Non-current assets	899,299,770	867,381,313	818,222,777
Segment assets, total	1,459,661,887	1,395,800,466	1,356,098,093
Carrying amount in associates accounted for using the equity method, total	45,641,870	46,683,997	49,790,788
Purchase of property, plant and equipment	82,414,851
Segment disbursements of non-monetary/non-cash assets		105,146,894	98,330,718
Current liabilities	238,966,685	426,497,211	256,032,001
Non-current liabilities	916,231,359	923,267,523	965,276,582
Segment liabilities, total	1,155,198,044	1,349,764,734	1,221,308,583
Cash flows from (used in) operating activities	268,604,567	237,563,057	196,897,114
Cash flows from (used in) investing activities	(80,494,816)	(163,677,289)	(224,464,143)
Cash flows from (used in) financing activities	(132,802,798)	(77,241,755)	19,739,413
Argentina operation | Operating segments
Operating segment
Net sales	743,463,364	798,447,268	460,337,955
Cost of sales	(402,209,929)	(428,873,483)	(234,814,106)
Distribution expenses	(98,103,991)	(106,646,693)	(60,925,828)
Administrative expenses	(160,414,495)	(180,872,313)	(98,996,057)
Financial income	1,776,760	(2,505,917)	8,497,135
Financial costs	(4,230,018)	(11,204,328)	(6,174,445)
Income tax expense	(27,141,446)	(35,815,666)	(25,000,923)
Oher income (expenses)	(6,610,945)	7,091,473	(20,238,217)
Net income	46,529,300	39,620,341	22,685,514
Depreciation and amortization	43,194,473	47,953,737	23,055,893
Current assets	144,285,504	174,373,750	86,006,922
Non-current assets	322,176,655	387,082,375	192,749,170
Segment assets, total	466,462,159	561,456,125	278,756,092
Purchase of property, plant and equipment	35,767,333
Segment disbursements of non-monetary/non-cash assets		76,780,061	24,421,786
Current liabilities	129,772,961	186,311,088	107,654,447
Non-current liabilities	39,559,512	49,094,282	23,188,614
Segment liabilities, total	169,332,473	235,405,370	130,843,061
Cash flows from (used in) operating activities	68,620,260	33,918,565	32,330,115
Cash flows from (used in) investing activities	(40,041,398)	(75,645,230)	(24,421,513)
Cash flows from (used in) financing activities	(25,061,467)	32,332,916	3,911,735
Brazil operation | Operating segments
Operating segment
Net sales	976,907,746	909,678,045	745,382,614
Cost of sales	(591,130,936)	(542,292,798)	(460,648,667)
Distribution expenses	(75,937,785)	(66,879,135)	(55,074,448)
Administrative expenses	(134,620,377)	(141,148,019)	(116,836,812)
Financial income	10,796,800	19,571,322	9,251,681
Financial costs	(27,501,825)	(26,611,352)	(27,700,652)
Share of entity in income of associates accounted for using the equity method, total	3,795,041	3,295,905	2,395,944
Income tax expense	(40,009,007)	(48,040,456)	(27,122,886)
Oher income (expenses)	(2,795,601)	1,526,372	(1,651,128)
Net income	119,504,056	109,099,884	67,995,646
Depreciation and amortization	41,427,158	36,388,203	31,384,619
Current assets	244,460,128	224,628,287	276,111,516
Non-current assets	820,894,414	728,698,570	651,665,020
Segment assets, total	1,065,354,542	953,326,857	927,776,536
Carrying amount in associates accounted for using the equity method, total	41,446,001	38,508,713	42,008,479
Purchase of property, plant and equipment	122,175,235
Segment disbursements of non-monetary/non-cash assets		93,640,763	50,018,391
Current liabilities	301,583,342	240,103,614	284,887,152
Non-current liabilities	516,413,218	378,537,102	300,646,803
Segment liabilities, total	817,996,560	618,640,716	585,533,955
Cash flows from (used in) operating activities	91,656,678	70,270,360	118,389,616
Cash flows from (used in) investing activities	(90,574,347)	(34,556,219)	110,533,381
Cash flows from (used in) financing activities	(3,461,981)	(73,477,219)	(209,887,714)
Paraguay operation | Operating segments
Operating segment
Net sales	314,659,686	282,065,004	223,840,649
Cost of sales	(182,782,385)	(161,442,839)	(124,798,917)
Distribution expenses	(17,036,707)	(15,312,475)	(12,866,291)
Administrative expenses	(44,218,175)	(39,010,598)	(30,400,282)
Financial income	954,339	1,014,557	754,808
Income tax expense	(7,659,497)	(7,001,858)	(6,003,229)
Oher income (expenses)	3,594,061	(719,171)	(3,343,039)
Net income	67,511,322	59,592,620	47,183,699
Depreciation and amortization	15,174,455	16,021,013	13,730,334
Current assets	83,945,032	85,774,550	81,777,273
Non-current assets	344,981,798	294,746,275	277,112,895
Segment assets, total	428,926,830	380,520,825	358,890,168
Purchase of property, plant and equipment	37,464,796
Segment disbursements of non-monetary/non-cash assets		15,973,893	19,936,603
Current liabilities	60,089,529	53,232,081	44,297,696
Non-current liabilities	21,234,964	19,664,352	18,552,180
Segment liabilities, total	81,324,493	72,896,433	62,849,876
Cash flows from (used in) operating activities	32,245,897	15,489,929	19,213,391
Cash flows from (used in) investing activities	(37,464,796)	(15,973,893)	(19,936,603)
Cash flows from (used in) financing activities	$ (1,085,965)	$ (1,372,118)	$ (890,232)